PROVISIONS - Other Risks Provision (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Additional provisions	€ 28,495
Other risks
Disclosure of other provisions [line items]
Additional provisions	11,420	€ 8,339	€ 21,662
Cost of sales | Other risks
Disclosure of other provisions [line items]
Additional provisions	11,420	8,065	4,499
Other expenses, net | Other risks
Disclosure of other provisions [line items]
Additional provisions	0	0	14,559
Selling, general and administrative costs | Other risks
Disclosure of other provisions [line items]
Additional provisions	€ 0	€ 274	€ 2,604